UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07409

Tax-Managed Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	973,013	$72,362,977
General Dynamics Corp.	1,484,304	123,746,424
Honeywell International, Inc.	293,134	16,538,620
Lockheed Martin Corp.	19,800	1,966,140
Northrop Grumman Corp.	3,054,737	237,689,086
Raytheon Co.	58,540	3,782,269
Rockwell Collins, Inc.	129,632	7,408,469
United Technologies Corp.	3,661,337	251,973,212
		$715,467,197
Air Freight & Logistics — 2.3%
CH Robinson Worldwide, Inc.	358,351	$19,494,294
FedEx Corp.	2,218,284	205,568,378
United Parcel Service, Inc., Class B	2,375,757	173,477,776
		$398,540,448
Airlines — 0.0%
Southwest Airlines Co.	334,662	$4,149,809
		$4,149,809
Auto Components — 0.2%
Delphi Corp. (1)	5,361	$236
Johnson Controls, Inc.	741,207	25,052,797
WABCO Holdings, Inc.	135,942	6,201,674
		$31,254,707
Automobiles — 0.1%
DaimlerChrysler AG	24,284	$2,077,496
Ford Motor Co. (1)	4,330	24,768
General Motors Corp.	31,571	601,428
Harley-Davidson, Inc.	143,340	5,375,250
		$8,078,942
Beverages — 6.1%
Anheuser-Busch Cos., Inc.	4,761,916	$225,952,914
Brown-Forman Corp., Class A	479,732	33,216,644
Brown-Forman Corp., Class B	45,820	3,034,200
Coca-Cola Co. (The)	5,292,654	322,163,849
Coca-Cola Enterprises, Inc.	1,494,554	36,168,207
PepsiCo, Inc.	6,203,919	447,922,952
		$1,068,458,766
Biotechnology — 1.0%
Amgen, Inc. (1)	2,945,122	$123,047,197
Biogen Idec, Inc. (1)	212,421	13,104,251
Genentech, Inc. (1)	8,609	698,879
Genzyme Corp. (1)	244,608	18,233,080
Gilead Sciences, Inc. (1)	285,864	14,730,572
Vertex Pharmaceuticals, Inc. (1)	13,000	310,570
		$170,124,549
Building Products — 0.4%
Masco Corp.	2,702,759	$53,595,711
Trane, Inc.	409,614	18,801,283
		$72,396,994
Capital Markets — 4.4%
Affiliated Managers Group, Inc. (1)	20,520	$1,861,985
Ameriprise Financial, Inc.	65,243	3,382,850
Bank of New York Mellon Corp. (The)	902,415	37,657,778
Bear Stearns Companies, Inc. (The)	17,250	180,952
Charles Schwab Corp. (The)	797,107	15,009,525
Credit Suisse Group	155,136	7,931,546
Deutsche Bank AG	16,000	1,808,800

E*Trade Financial Corp. (1)	45,935	$177,309
Federated Investors, Inc., Class B	1,489,819	58,341,312
Franklin Resources, Inc.	539,468	52,323,001
Goldman Sachs Group, Inc.	1,115,548	184,500,484
Knight Capital Group, Inc., Class A (1)	1,000,000	16,240,000
Legg Mason, Inc.	82,784	4,634,248
Lehman Brothers Holdings, Inc.	195,374	7,353,877
Merrill Lynch & Co., Inc.	2,634,540	107,331,160
Morgan Stanley	3,028,692	138,411,224
Northern Trust Corp.	677,584	45,039,008
Piper Jaffray Cos., Inc. (1)	12,636	429,119
Raymond James Financial, Inc.	157,500	3,619,350
State Street Corp.	607,860	48,020,940
T. Rowe Price Group, Inc.	341,862	17,093,100
UBS AG	192,957	5,557,162
Waddell & Reed Financial, Inc., Class A	273,635	8,791,893
		$765,696,623
Chemicals — 0.9%
Arch Chemicals, Inc.	4,950	$184,437
Ashland, Inc.	39,261	1,857,045
Dow Chemical Co. (The)	252,695	9,311,811
E.I. Du Pont de Nemours & Co.	985,833	46,097,551
Ecolab, Inc.	414,911	18,019,585
Monsanto Co.	36,099	4,025,039
Olin Corp.	9,900	195,624
PPG Industries, Inc.	14,262	862,994
Rohm and Haas Co.	2,380	128,710
Sigma-Aldrich Corp.	1,062,698	63,389,936
Tronox, Inc., Class B	3,250	12,675
Valspar Corp. (The)	825,379	16,375,519
		$160,460,926
Commercial Banks — 5.0%
Associated Banc-Corp.	34,850	$928,055
Banco Bilbao Vizcaya Argentaria SA ADR	79,416	1,746,358
Bank of Hawaii Corp.	69,735	3,456,067
Bank of Montreal	183,296	8,213,494
BB&T Corp.	1,490,483	47,784,885
City National Corp.	143,260	7,085,640
Comerica, Inc.	310,654	10,897,742
Commerce Bancshares, Inc.	120,098	5,047,719
Fifth Third Bancorp	3,000,414	62,768,661
First Horizon National Corp.	139,888	1,959,831
First Midwest Bancorp, Inc.	241,668	6,711,120
HSBC Holdings PLC	220,592	3,617,967
HSBC Holdings PLC ADR	544,996	44,853,171
Huntington Bancshares, Inc.	526,951	5,664,723
KeyCorp	545,027	11,963,343
M&T Bank Corp.	75,234	6,054,832
Marshall & Ilsley Corp.	672,512	15,602,278
National City Corp.	1,284,037	12,776,168
PNC Financial Services Group, Inc.	86,068	5,643,479
Regions Financial Corp.	2,163,412	42,727,387
Royal Bank of Canada	610,627	28,394,155
Societe Generale	1,669,583	163,967,255
SunTrust Banks, Inc.	817,656	45,085,552
Synovus Financial Corp.	524,907	5,805,471
Toronto-Dominion Bank	17,915	1,099,085
Trustmark Corp.	205,425	4,576,869
U.S. Bancorp	4,896,011	158,434,916
Valley National Bancorp.	5,229	100,449
Wachovia Corp.	2,746,569	74,157,363
Wells Fargo & Co.	2,841,132	82,676,941
Westamerica Bancorporation	1,968	103,517
Zions Bancorporation	347,249	15,817,192
		$885,721,685

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. (1)	15,490	$210,199
Allied Waste Industries, Inc. (1)	600,000	6,486,000
Avery Dennison Corp.	56,594	2,787,254
Cintas Corp.	280,033	7,992,142
Herman Miller, Inc.	267,800	6,579,846
HNI Corp.	291,437	7,836,741
Manpower, Inc.	706	39,720
PHH Corp. (1)	20,068	349,785
Pitney Bowes, Inc.	43,177	1,512,059
RR Donnelley & Sons Co.	7,569	229,416
Waste Management, Inc.	144,186	4,838,882
		$38,862,044
Communications Equipment — 2.7%
ADC Telecommunications, Inc. (1)	21,340	$257,787
Alcatel SA ADR	89,240	514,022
Cisco Systems, Inc. (1)	8,618,185	207,612,077
Corning, Inc.	3,669,485	88,214,419
EchoStar Corp., Class A (1)	7,030	207,666
Juniper Networks, Inc. (1)	137,067	3,426,675
Motorola, Inc.	1,238,348	11,516,636
Nokia Oyj ADR	2,028,160	64,556,333
Nortel Networks Corp. (1)	72,544	485,319
QUALCOMM, Inc.	2,355,558	96,577,878
Tellabs, Inc. (1)	25,118	136,893
		$473,505,705
Computer Peripherals — 2.2%
Apple, Inc. (1)	2,000	$287,000
Dell, Inc. (1)	4,283,879	85,334,870
EMC Corp. (1)	1,746,375	25,043,017
Hewlett-Packard Co.	897,700	40,988,982
International Business Machines Corp.	1,715,126	197,479,608
Lexmark International, Inc., Class A (1)	1,089,157	33,458,903
NetApp, Inc. (1)	419,094	8,402,835
Sun Microsystems, Inc. (1)	7,208	111,940
		$391,107,155
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc. (1)	108,010	$7,948,456
		$7,948,456
Construction Materials — 0.1%
CRH PLC	187,697	$7,141,256
Vulcan Materials Co.	201,862	13,403,637
		$20,544,893
Consumer Finance — 0.8%
American Express Co.	678,223	$29,651,910
Capital One Financial Corp.	1,750,116	86,140,710
Discover Financial Services	1,230,162	20,137,752
SLM Corp. (1)	786,782	12,077,104
		$148,007,476
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$7,506,580
Sonoco Products Co.	38,555	1,103,830
Temple-Inland, Inc.	90,660	1,153,195
		$9,763,605
Distributors — 0.0%
Genuine Parts Co.	190,459	$7,660,261
		$7,660,261
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (1)	27,070	$1,169,424
H&R Block, Inc.	1,603,312	33,284,757
		$34,454,181
Diversified Financial Services — 2.1%
Bank of America Corp.	3,447,678	$130,701,473
Citigroup, Inc.	4,054,400	86,845,248

CME Group, Inc.	12,159	$5,703,787
ING Groep N.V. ADR	264,281	9,876,181
IntercontinentalExchange, Inc. (1)	11,417	1,489,918
JPMorgan Chase & Co.	2,690,656	115,563,675
Moody’s Corp.	323,702	11,274,541
		$361,454,823
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,593,015	$61,012,474
BCE, Inc. (2)	2,653,500	89,502,555
Bell Aliant Regional Communications, Inc. (1) (3)	210,251	6,145,341
Cincinnati Bell, Inc. (1)	59,013	251,395
Deutsche Telekom AG ADR	1,845,908	30,605,155
Embarq Corp.	10,356	415,276
McLeod USA, Inc., Class A (1) (4)	947	0
RSL Communications, Ltd., Class A (1) (4)	247,161	0
Telefonos de Mexico SA de CV ADR	2,209,435	83,074,756
Verizon Communications, Inc.	512,786	18,691,050
Windstream Corp.	906,552	10,833,296
		$300,531,298
Electric Utilities — 0.5%
Duke Energy Corp.	432,532	$7,720,696
Exelon Corp.	1,011,736	82,223,785
Southern Co. (The)	68,451	2,437,540
		$92,382,021
Electrical Equipment — 0.8%
Emerson Electric Co.	2,534,883	$130,445,079
Rockwell Automation, Inc.	112,400	6,454,008
Roper Industries, Inc.	46,244	2,748,743
		$139,647,830
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc. (1)	459,803	$13,715,924
Arrow Electronics, Inc. (1)	8,750	294,438
Flextronics International, Ltd. (1)	480,195	4,509,031
Jabil Circuit, Inc.	1,451,513	13,731,313
National Instruments Corp.	88,674	2,317,938
Plexus Corp. (1)	139,077	3,901,110
Tyco Electronics, Ltd.	281,877	9,674,019
		$48,143,773
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	204,980	$14,041,130
Halliburton Co.	900,476	35,415,721
Schlumberger Ltd.	1,176,016	102,313,392
Transocean, Inc. (1)	81,993	11,085,454
		$162,855,697
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	913,115	$59,325,082
CVS Caremark Corp.	2,392,086	96,903,404
Kroger Co. (The)	1,368,181	34,751,797
Safeway, Inc.	1,133,243	33,260,682
Sysco Corp.	2,322,757	67,406,408
Walgreen Co.	989,530	37,691,198
Wal-Mart Stores, Inc.	2,090,205	110,111,999
		$439,450,570
Food Products — 2.9%
Archer-Daniels-Midland Co. (5)	25,859	$1,063,159
Archer-Daniels-Midland Co.	1,933,807	79,595,496
Campbell Soup Co.	1,295,515	43,982,734
ConAgra Foods, Inc.	426,302	10,209,933
Dean Foods Co.	286,449	5,754,760
Del Monte Foods Co.	98,719	940,792
General Mills, Inc.	105,402	6,311,472
H.J. Heinz Co.	124,700	5,857,159

Hershey Co. (The)	520,209	$19,596,273
J.M. Smucker Co. (The)	6,089	308,164
Kellogg Co.	9,362	492,067
Kraft Foods, Inc., Class A	455,635	14,129,241
Nestle SA	275,000	138,019,586
Sara Lee Corp.	4,220,156	58,997,781
Smithfield Foods, Inc. (1)	2,124,274	54,721,298
TreeHouse Foods, Inc. (1)	13,900	317,754
Tyson Foods, Inc., Class A	241,647	3,854,270
Unilever PLC ADR	1,755	59,179
William Wrigley Jr. Co.	997,504	62,683,151
		$506,894,269
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	244,163	$14,117,505
Becton, Dickinson and Co.	63,708	5,469,332
Boston Scientific Corp. (1)	1,124,134	14,467,605
Covidien, Ltd.	281,877	12,473,057
Hospira, Inc. (1)	110,611	4,730,833
Medtronic, Inc.	2,642,674	127,826,141
St. Jude Medical, Inc. (1)	154,981	6,693,629
Stryker Corp.	168,467	10,958,778
Zimmer Holdings, Inc. (1)	591,816	46,078,794
		$242,815,674
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	368,948	$15,119,489
Cardinal Health, Inc.	1,856,066	97,462,026
CIGNA Corp.	49,467	2,006,876
Express Scripts, Inc. (1)	196,994	12,670,654
Health Management Associates, Inc., Class A (1)	124,425	658,208
Henry Schein, Inc. (1)	946,563	54,332,716
IMS Health, Inc.	120,055	2,522,356
McKesson Corp.	6,462	338,415
Medco Health Solutions, Inc. (1)	336,120	14,718,695
PharMerica Corp. (1)	30,682	508,401
Sunrise Senior Living, Inc. (1)	8,000	178,240
Tenet Healthcare Corp. (1)	1,548	8,762
UnitedHealth Group, Inc.	441,856	15,182,172
WellPoint, Inc. (1)	609,715	26,906,723
		$242,613,733
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp., Unit	543,886	$22,016,505
Darden Restaurants, Inc.	147,345	4,796,080
International Game Technology	416,304	16,739,584
International Speedway Corp., Class A	118,344	4,875,773
Marriott International, Inc., Class A	424,554	14,587,675
McDonald’s Corp.	916,531	51,114,934
Starbucks Corp. (1)	2,248,271	39,344,743
Wyndham Worldwide Corp.	110,649	2,288,221
Yum! Brands, Inc.	241,673	8,992,652
		$164,756,167
Household Durables — 0.2%
Blyth, Inc.	46,500	$916,980
D.R. Horton, Inc.	642,283	10,115,957
Fortune Brands, Inc.	117,478	8,164,721
Leggett & Platt, Inc.	1,178,439	17,971,195
Newell Rubbermaid, Inc.	101,321	2,317,211
		$39,486,064
Household Products — 3.7%
Clorox Co. (The)	14,873	$842,407
Colgate-Palmolive Co.	707,037	55,085,253
Energizer Holdings, Inc. (1)	76,555	6,926,696
Kimberly-Clark Corp.	645,207	41,648,112
Procter & Gamble Co.	7,776,406	544,892,768
		$649,395,236
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (1)	133,519	$2,225,762
		$2,225,762
Industrial Conglomerates — 3.3%
3M Co.	1,002,647	$79,359,510
General Electric Co.	13,086,205	484,320,447

Textron, Inc.	43,912	$2,433,603
Tyco International, Ltd.	281,877	12,416,682
		$578,530,242
Insurance — 5.3%
Aegon, N.V. ADR	5,272,475	$77,189,034
AFLAC, Inc.	2,260,033	146,789,143
Allstate Corp. (The)	191,074	9,183,016
American International Group, Inc.	6,103,739	263,986,712
AON Corp.	385,538	15,498,628
Arthur J. Gallagher & Co.	557,025	13,156,931
Berkshire Hathaway, Inc., Class A (1)	633	84,442,200
Berkshire Hathaway, Inc., Class B (1)	40,400	180,705,160
Chubb Corp.	28,354	1,402,956
Cincinnati Financial Corp.	38,486	1,464,007
Hartford Financial Services Group, Inc.	58,685	4,446,562
Lincoln National Corp.	143,037	7,437,924
Manulife Financial Corp.	246,658	9,368,071
Marsh & McLennan Cos., Inc.	435,364	10,601,113
MetLife, Inc.	81	4,881
Old Republic International Corp.	292,548	3,776,795
Progressive Corp.	3,242,861	52,112,776
SAFECO Corp.	8,000	351,040
Torchmark Corp.	318,929	19,170,822
Travelers Companies, Inc. (The)	341,539	16,342,641
UnumProvident Group	39,000	858,390
XL Capital Ltd., Class A	176,300	5,209,665
		$923,498,467
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (1)	43,801	$3,123,011
Expedia, Inc. (1)	403,096	8,823,771
IAC/InterActiveCorp (1)	429,832	8,923,312
		$20,870,094
Internet Software & Services — 0.7%
eBay, Inc. (1)	1,266,744	$37,799,641
Google, Inc., Class A (1)	197,185	86,854,077
		$124,653,718
IT Services — 2.0%
Accenture, Ltd., Class A	2,739,520	$96,348,918
Acxiom Corp.	74,785	887,698
Affiliated Computer Services, Inc. (1)	76,162	3,816,478
Automatic Data Processing, Inc.	1,478,139	62,658,312
Broadridge Financial Solutions, Inc.	24,442	430,179
Computer Sciences Corp. (1)	226,702	9,247,175
DST Systems, Inc. (1)	22,600	1,485,724
Electronic Data Systems Corp.	1,252	20,846
Fiserv, Inc. (1)	836,355	40,220,312
Gartner, Inc., Class A (1)	30,575	591,321
Metavante Technologies, Inc. (1)	224,170	4,481,158
Paychex, Inc.	983,290	33,687,515
Perot Systems Corp. (1)	625,309	9,404,647
Total System Services, Inc.	346,991	8,209,807
Western Union Co.	3,488,152	74,192,993
		$345,683,083
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	3,791	$66,987
Mattel, Inc.	30,514	607,229
		$674,216
Life Sciences Tools & Services — 0.2%
Dionex Corp. (1)	37,300	$2,871,727
Invitrogen Corp. (1)	429,910	36,744,408
PerkinElmer, Inc.	34,000	824,500
Thermo Fisher Scientific, Inc. (1)	18,700	1,062,908
		$41,503,543

Machinery — 4.7%
Caterpillar, Inc.	215,929	$16,905,081
Danaher Corp.	3,932,887	299,017,399
Deere & Co.	4,970,715	399,844,315
Donaldson Co., Inc.	75,077	3,024,102
Dover Corp.	653,465	27,301,768
Illinois Tool Works, Inc.	1,708,102	82,381,759
ITT Industries, Inc.	8,428	436,655
Parker Hannifin Corp.	45,658	3,162,730
		$832,073,809
Media — 3.8%
CBS Corp., Class A	4,000	$88,400
CBS Corp., Class B	383,750	8,473,200
Citadel Broadcasting Corp.	15,365	25,506
Comcast Corp., Class A (1)	2,774,705	53,662,795
Comcast Corp., Class A Special (1)	3,545,407	67,256,371
Discovery Holding Co., Class A (1)	16,629	352,867
DISH Network Corp., Class A (1)	35,150	1,009,860
E.W. Scripps Co. (The), Class A	51,066	2,145,283
Entercom Communications Corp.	220,000	2,184,600
Gannett Co., Inc.	475,754	13,820,654
Havas Advertising	3,142,938	13,266,651
Idearc, Inc.	21,811	79,392
Interpublic Group of Cos., Inc. (1)	899,595	7,565,594
Lamar Advertising Co. (1)	120,286	4,321,876
Liberty Global, Inc., Class A (1)	3,140	107,011
Liberty Global, Inc., Class C (1)	3,140	101,987
Liberty Media Corp. - Entertainment (1)	33,260	753,006
Liberty Media Corp. - Interactive (1)	41,572	670,972
Liberty Media Holding Corp., Class A (1)	8,315	130,878
Live Nation, Inc. (1)	8,750	106,138
McGraw-Hill Cos., Inc. (The)	499,647	18,461,957
New York Times Co. (The), Class A	22,468	424,196
News Corp., Class A	188,031	3,525,581
Omnicom Group, Inc.	4,815,148	212,733,239
Publicis Groupe	329,132	12,639,342
Time Warner, Inc.	4,055,311	56,855,460
Viacom, Inc., Class A (1)	4,000	158,520
Viacom, Inc., Class B (1)	459,198	18,193,425
Vivendi SA (1)	146,832	5,764,602
Walt Disney Co. (The)	4,888,643	153,405,617
Washington Post Co., Class B	12,870	8,513,505
WPP Group PLC	139,450	1,667,227
WPP Group PLC ADR	104,822	6,251,584
		$674,717,296
Metals & Mining — 0.0%
Alcoa, Inc.	85,947	$3,099,249
Freeport-McMoRan Copper & Gold, Inc., Class B	21,456	2,064,496
		$5,163,745
Multiline Retail — 1.2%
Dollar Tree, Inc. (1)	52,534	$1,449,413
Family Dollar Stores, Inc.	680,204	13,263,978
JC Penney Co., Inc.	98,429	3,711,758
Macy’s, Inc.	230,860	5,323,632
Nordstrom, Inc.	131,384	4,283,118
Sears Holdings Corp. (1)	4,107	419,284
Target Corp.	3,590,237	181,953,211
		$210,404,394
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$220,200
PG&E Corp.	3,000	110,460
Wisconsin Energy Corp.	9,576	421,248
		$751,908
Office Electronics — 0.0%
Xerox Corp.	10,000	$149,700
Zebra Technologies Corp., Class A (1)	13,500	449,820
		$599,520

Oil, Gas & Consumable Fuels — 11.7%
Anadarko Petroleum Corp.	4,385,127	$276,394,555
Apache Corp.	2,147,950	259,515,319
BP PLC ADR	4,954,370	300,482,541
Chevron Corp.	701,594	59,888,064
ConocoPhillips	6,230,965	474,861,843
Devon Energy Corp.	568,771	59,339,878
El Paso Corp.	97,665	1,625,146
Exxon Mobil Corp.	6,666,852	563,882,342
Hess Corp.	53,965	4,758,634
Marathon Oil Corp.	177,844	8,109,686
Murphy Oil Corp.	78,679	6,462,693
Royal Dutch Shell PLC ADR, Class A	157,131	10,838,896
Royal Dutch Shell PLC ADR, Class B	9,594	646,444
Spectra Energy Corp.	263,315	5,990,416
Total SA ADR	272,750	20,186,228
Williams Cos., Inc. (The)	223,515	7,371,525
		$2,060,354,210
Paper and Forest Products — 0.1%
International Paper Co.	155,490	$4,229,328
Neenah Paper, Inc.	7,381	190,282
Weyerhaeuser Co.	85,055	5,531,977
		$9,951,587
Personal Products — 0.0%
Avon Products, Inc.	173,400	$6,856,236
Estee Lauder Cos., Inc., Class A	13,035	597,655
		$7,453,891
Pharmaceuticals — 7.6%
Abbott Laboratories	3,794,013	$209,239,817
Allergan, Inc.	276,600	15,597,474
Bristol-Myers Squibb Co.	3,915,760	83,405,688
Eli Lilly & Co.	4,409,253	227,473,362
Forest Laboratories, Inc. (1)	56,729	2,269,727
GlaxoSmithKline PLC ADR	426,495	18,096,183
Johnson & Johnson	3,889,181	252,291,171
King Pharmaceuticals, Inc. (1)	152,305	1,325,053
Merck & Co., Inc.	2,195,435	83,316,758
Mylan, Inc.	6,832	79,251
Novo Nordisk A/S, ADS	365,229	25,288,456
Pfizer, Inc.	12,217,733	255,717,152
Schering-Plough Corp.	1,726,023	24,871,991
Shering AG ADR	25,000	4,090,000
Teva Pharmaceutical Industries, Ltd. ADR	1,676,674	77,445,572
Watson Pharmaceuticals, Inc. (1)	558,195	16,366,277
Wyeth Corp.	996,516	41,614,508
		$1,338,488,440
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	56,500	$2,079,200
Forestar Real Estate Group, Inc. (1)	30,220	752,780
		$2,831,980
Road & Rail — 0.1%
Avis Budget Group, Inc. (1)	55,324	$587,541
Burlington Northern Santa Fe Corp.	55,466	5,115,075
CSX Corp.	3,276	183,685
Norfolk Southern Corp.	3,090	167,849
Union Pacific Corp.	65,519	8,214,772
		$14,268,922
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	585,574	$17,286,144
Applied Materials, Inc.	1,090,431	21,274,309
Broadcom Corp., Class A (1)	979,183	18,868,856

Cypress Semiconductor Corp. (1)	52,742	$1,245,239
Intel Corp.	11,529,115	244,186,656
KLA-Tencor Corp.	148,373	5,504,638
Linear Technology Corp.	123,388	3,786,778
LSI Corp. (1)	141,203	698,955
Maxim Integrated Products, Inc.	263,099	5,364,589
Skyworks Solutions, Inc. (1)	98,685	718,427
Teradyne, Inc. (1)	6,799	84,444
Texas Instruments, Inc.	2,189,409	61,894,592
Verigy, Ltd. (1)	4,119	77,602
Xilinx, Inc.	24,830	589,713
		$381,580,942
Software — 2.3%
Adobe Systems, Inc. (1)	490,317	$17,450,382
CA, Inc.	50,753	1,141,943
Compuware Corp. (1)	150,944	1,107,929
Electronic Arts, Inc. (1)	21,405	1,068,538
Intuit, Inc. (1)	556,959	15,043,463
Jack Henry & Associates, Inc.	119,142	2,939,233
Microsoft Corp.	7,250,411	205,766,664
Oracle Corp. (1)	7,224,372	141,308,716
SAP AG ADR	400,000	19,828,000
Symantec Corp. (1)	225,808	3,752,929
Wind River Systems, Inc. (1)	1,304	10,093
		$409,417,890
Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A	4,015	$293,657
Best Buy Co., Inc.	280,415	11,626,006
Collective Brands, Inc. (1)	23,100	279,972
Gap, Inc. (The)	79,138	1,557,436
Home Depot, Inc.	4,204,602	117,602,718
Limited Brands, Inc.	502,686	8,595,931
Lowe’s Companies, Inc.	2,734,798	62,736,266
RadioShack Corp.	74,318	1,207,668
Sherwin-Williams Co. (The)	500	25,520
Staples, Inc.	275,430	6,089,757
TJX Companies, Inc. (The)	1,718,239	56,822,164
		$266,837,095
Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc. (1)	723,491	$21,813,254
Hanesbrands, Inc. (1)	553,786	16,170,551
Nike, Inc., Class B	3,058,444	207,974,192
		$245,957,997
Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association	304,498	$8,014,387
Freddie Mac	146,695	3,714,317
Guaranty Financial Group, Inc. (1)	30,220	320,936
MGIC Investment Corp.	95,045	1,000,824
Washington Mutual, Inc.	643,269	6,625,671
		$19,676,135
Tobacco — 0.2%
Altria Group, Inc.	585,896	$13,006,891
Philip Morris International, Inc. (1)	585,896	29,634,620
		$42,641,511
Trading Companies & Distributors — 0.0%
United Rentals, Inc. (1)	221,647	$4,175,829
		$4,175,829
Wireless Telecommunication Services — 0.1%
SprintNextel Corp.	438,673	$2,934,722
Telephone and Data Systems, Inc.	9,252	363,326
Telephone and Data Systems, Inc., Special Shares	24,636	918,923
Vodafone Group PLC ADR	302,728	8,933,503
		$13,150,474
Total Common Stocks (identified cost $13,035,750,096)		$17,380,768,277

Convertible Preferred Stocks

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1) (4)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Other Investments — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$333
		$333
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1) (4)	197,392	$0
		$0
Total Other Investments (identified cost $39,407)		$333

Short-Term Investments — 1.6%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (6) (7)	94,532	$94,532,436
Investment in Cash Management Portfolio, 2.81% (6)	$174,869	174,868,647
Total Short-Term Investments (identified cost $269,401,083)		$269,401,083
Total Investments — 100.3% (identified cost $13,321,816,655)		$17,650,169,693
Other Assets, Less Liabilities — (0.3)%		$(45,241,005)
Net Assets — 100.0%		$17,604,928,688

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at March 31, 2008.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of the securities is $6,145,341 or 0.03% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Restricted security.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $1,223,151 and $895,890, respectively.

(7)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $90,252,217 and received $94,532,436 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,333,813,252
Gross unrealized appreciation	13,319,679,362
Gross unrealized depreciation	(3,322,921)
Net unrealized appreciation	$13,316,356,441

At March 31, 2008, the Portfolio owned the following securities (representing less than 0.006% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Eligible for Resale	Shares/Face	Cost	Value

Common Stocks
Archer-Daniels-Midland Co.	12/13/07	12/13/08	25,859	$1,000,017	$1,063,159
Total Restricted Securities				$1,000,017	$1,063,159

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$17,296,154,261	$—
Level 2	Other Significant Observable Inputs	354,015,432	—
Level 3	Significant Unobservable Inputs	—	—
Total		$17,650,169,693	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of December 31, 2007	$0
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	0
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$0
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2008	$0

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 15, 2008